ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Expenses And Other Current Liabilities

	December 31,
	2018	2019

Government authorities	$6,057	$11,890
Accrued expenses	4,562	5,455
Unrecognized tax benefits	1,816	3,728
Lease liability, current	-	5,925
Hedging transaction liabilities	836	134

	$13,271	$27,132